LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.47%
Automobiles–5.11%
†Lucid Group, Inc.	12,844	$ 326,238
†Tesla, Inc.	4,846	5,222,049
		5,548,287
Beverages–2.35%
Keurig Dr Pepper, Inc.	11,062	419,250
†Monster Beverage Corp.	4,128	329,827
PepsiCo, Inc.	10,762	1,801,343
		2,550,420
Biotechnology–3.42%
Amgen, Inc.	4,333	1,047,806
†Biogen, Inc.	1,146	241,348
Gilead Sciences, Inc.	9,786	581,778
†Moderna, Inc.	3,134	539,863
†Regeneron Pharmaceuticals, Inc.	825	576,196
†Seagen, Inc.	1,427	205,559
†Vertex Pharmaceuticals, Inc.	1,983	517,503
		3,710,053
Commercial Services & Supplies–0.53%
Cintas Corp.	807	343,290
†Copart, Inc.	1,850	232,119
		575,409
Communications Equipment–1.66%
Cisco Systems, Inc.	32,316	1,801,940
		1,801,940
Electric Utilities–1.11%
American Electric Power Co., Inc.	3,929	391,996
Constellation Energy Corp.	2,544	143,100
Exelon Corp.	7,632	363,512
Xcel Energy, Inc.	4,202	303,259
		1,201,867
Entertainment–2.03%
Activision Blizzard, Inc.	6,076	486,748
Electronic Arts, Inc.	2,188	276,804
NetEase, Inc. ADR	1,630	146,195
†Netflix, Inc.	3,456	1,294,583
		2,204,330
Food & Staples Retailing–2.11%
Costco Wholesale Corp.	3,447	1,984,955
Walgreens Boots Alliance, Inc.	6,753	302,332
		2,287,287
Food Products–0.97%
Kraft Heinz Co.	9,549	376,135
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International, Inc. Class A	10,800	$ 678,024
		1,054,159
Health Care Equipment & Supplies–1.71%
†Align Technology, Inc.	615	268,140
†Dexcom, Inc.	756	386,770
†IDEXX Laboratories, Inc.	655	358,324
†Intuitive Surgical, Inc.	2,787	840,782
		1,854,016
Hotels, Restaurants & Leisure–2.31%
†Airbnb, Inc. Class A	2,887	495,871
†Booking Holdings, Inc.	318	746,807
†Marriott International, Inc. Class A	2,541	446,581
Starbucks Corp.	8,948	813,999
		2,503,258
Industrial Conglomerates–0.96%
Honeywell International, Inc.	5,335	1,038,084
		1,038,084
Interactive Media & Services–11.20%
†Alphabet, Inc. Class C	1,480	4,133,625
†Alphabet, Inc. Class A	1,410	3,921,704
†Baidu, Inc. ADR	1,894	250,576
†Match Group, Inc.	2,208	240,098
†Meta Platforms, Inc. Class A	16,212	3,604,900
		12,150,903
Internet & Direct Marketing Retail–8.21%
†Amazon.com, Inc.	2,385	7,774,981
eBay, Inc.	4,571	261,735
†JD.com, Inc. ADR	4,640	268,517
†MercadoLibre, Inc.	392	466,276
†Pinduoduo, Inc. ADR	3,442	138,059
		8,909,568
IT Services–3.15%
Automatic Data Processing, Inc.	3,268	743,601
Cognizant Technology Solutions Corp. Class A	4,098	367,468
†Fiserv, Inc.	5,074	514,503
†Okta, Inc.	1,152	173,906
Paychex, Inc.	2,813	383,890
†PayPal Holdings, Inc.	9,063	1,048,136
†VeriSign, Inc.	857	190,648
		3,422,152
Life Sciences Tools & Services–0.39%
†Illumina, Inc.	1,219	425,919
		425,919
LVIP SSGA Nasdaq-100 Index Fund–1

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–0.22%
PACCAR, Inc.	2,708	$ 238,494
		238,494
Media–2.38%
†Charter Communications, Inc. Class A	1,344	733,179
Comcast Corp. Class A	35,192	1,647,690
Sirius XM Holdings, Inc.	30,712	203,313
		2,584,182
Multiline Retail–0.26%
†Dollar Tree, Inc.	1,755	281,063
		281,063
Pharmaceuticals–0.27%
AstraZeneca PLC ADR	4,438	294,417
		294,417
Professional Services–0.25%
Verisk Analytics, Inc.	1,257	269,790
		269,790
Road & Rail–0.84%
CSX Corp.	17,063	639,009
Old Dominion Freight Line, Inc.	897	267,916
		906,925
Semiconductors & Semiconductor Equipment–15.83%
†Advanced Micro Devices, Inc.	12,660	1,384,244
Analog Devices, Inc.	4,071	672,448
Applied Materials, Inc.	6,872	905,730
ASML Holding NV	645	430,815
Broadcom, Inc.	3,186	2,006,161
Intel Corp.	31,677	1,569,912
KLA Corp.	1,172	429,022
Lam Research Corp.	1,085	583,307
Marvell Technology, Inc.	6,564	470,705
Microchip Technology, Inc.	4,329	325,281
Micron Technology, Inc.	8,727	679,746
NVIDIA Corp.	16,497	4,501,371
NXP Semiconductors NV	2,042	377,933
QUALCOMM, Inc.	8,767	1,339,773
Skyworks Solutions, Inc.	1,290	171,931
Texas Instruments, Inc.	7,185	1,318,304
		17,166,683
Software–16.60%
†Adobe, Inc.	3,675	1,674,403
†ANSYS, Inc.	681	216,320
†Atlassian Corp. PLC Class A	1,095	321,744
†Autodesk, Inc.	1,715	367,610
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Cadence Design Systems, Inc.	2,162	$ 355,563
†Crowdstrike Holdings, Inc. Class A	1,606	364,690
†Datadog, Inc. Class A	2,056	311,422
†DocuSign, Inc.	1,535	164,429
†Fortinet, Inc.	1,251	427,517
Intuit, Inc.	2,203	1,059,291
Microsoft Corp.	35,152	10,837,713
†Palo Alto Networks, Inc.	766	476,843
†Splunk, Inc.	1,235	183,533
†Synopsys, Inc.	1,190	396,591
†Workday, Inc. Class A	1,525	365,177
†Zoom Video Communications, Inc. Class A	1,890	221,565
†Zscaler, Inc.	1,093	263,719
		18,008,130
Specialty Retail–0.56%
†O'Reilly Automotive, Inc.	518	354,809
Ross Stores, Inc.	2,749	248,675
		603,484
Technology Hardware, Storage & Peripherals–12.32%
Apple, Inc.	76,521	13,361,332
		13,361,332
Textiles, Apparel & Luxury Goods–0.32%
†Lululemon Athletica, Inc.	960	350,621
		350,621
Trading Companies & Distributors–0.25%
Fastenal Co.	4,487	266,528
		266,528
Wireless Telecommunication Services–1.15%
†T-Mobile U.S., Inc.	9,719	1,247,434
		1,247,434
Total Common Stock (Cost $99,138,628)		106,816,735

MONEY MARKET FUND–1.53%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	1,655,028	1,655,028
Total Money Market Fund (Cost $1,655,028)		1,655,028

LVIP SSGA Nasdaq-100 Index Fund–2

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–100.00% (Cost $100,793,656)	$108,471,763
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	588
NET ASSETS APPLICABLE TO 10,128,262 SHARES OUTSTANDING–100.00%	$108,472,351

† Non-income producing.

The following futures contracts were outstanding at March 31, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
6	E-mini NASDAQ 100	$1,784,250	$1,638,143	6/17/22	$146,107	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes.
LVIP SSGA Nasdaq-100 Index Fund–3

LVIP SSGA Nasdaq-100 Index Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Nasdaq-100 Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$106,816,735	$—	$—	$106,816,735
Money Market Fund	1,655,028	—	—	1,655,028
Total Investments	$108,471,763	$—	$—	$108,471,763
Derivatives:

Assets:
Futures Contract	$146,107	$—	$—	$146,107
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Nasdaq-100 Index Fund–4